Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities
Net loss	$ (37,590,421)	$ (251,658)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Changes in allowances - accounts receivable	(2,694,263)	(262,764)
Changes in allowances - advances to suppliers	31,692,011	0
Changes in allowances - other current assets	67,260	0
Long-term investment impairment loss	7,044,116	0
Depreciation	36,854	8,863
Amortization of operating lease right-of-use assets	2,275,501	1,785,055
Loss on short-term investment	0	431,180
Loss from disposal of subsidiaries	0	(250,331)
Amortization of debt issuance costs	0	177,014
Interest expenses for promissory note redemption	89,631	184,176
Amortization of biological assets	0	105,645
Changes in operating assets and liabilities:
Accounts receivable, net	(3,935,498)	(8,418,637)
Advances to suppliers, net	(22,845,676)	16,848,563
Note receivable	23,850,200	0
Inventories, net	1,569,350	3,687,897
Other current assets	(1,412,292)	550,819
Other non-current assets - security deposits	995,640	0
Accounts payable	453,724	964,027
Operating lease liabilities	(2,275,500)	(1,788,947)
Other current liabilities	1,399,058	799,065
Net cash (used in) provided by operating activities	(1,280,305)	14,569,967
Cash flows from investing activities
Purchase of property and equipment	(418,763)	(16,666)
Proceeds from disposal of subsidiaries, net of cash	0	(19,243)
Purchase of long-term investments	0	(15,000,000)
Loan to a third party	(3,842,464)	0
Repayment of loan to a third party	1,244,431	0
Net cash used in investing activities	(3,016,796)	(15,035,909)
Cash flows from financing activities
Repayment of promissory notes	0	(1,000,000)
Borrowings from a third-party loan	0	1,679,900
Repayment of a third-party loan	(1,809,780)	(471,472)
Proceeds from issuance of ordinary shares for warrants exercised	2,000,000	781,980
Due from a related party	(35,000)	(115,200)
Proceeds from advances from related parties	3,586,008	0
Net cash provided by financing activities	3,741,228	875,208
Effect of exchange rate changes on cash	1,027	(5,452)
Net (decrease) increase in cash	(554,846)	403,814
Cash and restricted cash, beginning of period	804,098	486,522
Cash and restricted cash, end of period	249,252	890,336
Representing:
Cash, end of period	248,578	890,336
Restricted cash, end of period	674	0
Total cash and restricted cash, end of period	249,252	890,336
Supplemental disclosure information:
Income taxes paid	0	0
Interest paid	73,156	126,226
Non-cash financing activities
Acquisition of long-term investment through issuance of note receivable	0	35,000,000
Issuance of ordinary shares for promissory notes redemption	0	338,009
Accrued interest in promissory notes	$ 0	$ 112,814